Leases - Lease Liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Leases
Total undiscounted lease liabilities		$ 140,768	$ 106,566
Total lease liabilities		96,073	93,317
Current	$ 724	12,236	12,095
Non-Current	$ 4,961	83,837	81,222
2024
Leases
Total undiscounted lease liabilities		24,267	14,374
One to five years
Leases
Total undiscounted lease liabilities		57,694	45,562
Five to ten years
Leases
Total undiscounted lease liabilities		40,107	32,348
More than ten years
Leases
Total undiscounted lease liabilities		$ 18,700	$ 14,282

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3